Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Revenues(1)	68,172	71,905	64,166
Vessel operating expenses(2)	(39,237)	(39,820)	(44,024)
General and administrative(3)(4)	(42,396)	(29,528)	(21,184)
Interest income(5)	—	1,217	—
Interest expense(6)	(933)	(818)	(568)
Other expense(7)	—	(319)	(657)
Net income from related party transactions
from discontinued operations(8)	—	19,255	59,872

(1)

Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our general partner for costs incurred on the Partnership’s behalf.

(4)

Includes business development fees of $1.6 million and $2.1 million to Teekay Corporation in connection with the acquisition of ALP and the Petrojarl I, respectively, during the year ended December 31, 2014, and a $1.0 million business development fee to Teekay Corporation in connection with the acquisition of the 2010-built HiLoad Dynamic Positioning unit from Remora AS during the year ended December 31, 2013.

(5)

Interest income for the year ended December 31, 2013 relates to the interest received from Teekay Corporation and our general partner on a $150 million partial prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.

(6)	Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation and interest expense incurred on due to affiliates balances.
(7)	Unrealized loss from the change in fair value of the Partnership’s contingent consideration liability relating to the acquisition of the Scott Spirit (see note 4a).
(8)

Related party transactions relating to six conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fees described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.